Reporting and Accounting Policies - Compensation Expense Recognized for Equity-Based Compensation (Details) - Stock compensation plan - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pretax expense	$ 122	$ 121	$ 123
Tax benefit	$ 17	$ 17	$ 16